Other Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other assets:
Collateral provided for derivative transactions	¥ 822,358	¥ 529,967
Accounts receivable from brokers, dealers and customers for securities transactions	815,064	841,542
Financial Stabilization Funds	189,146	330,153
Security deposits	106,682	106,881
Miscellaneous receivables	70,660	84,861
Loans held for sale	6,650	10,411
Other	573,355	437,734
Total	2,583,915	2,341,549
Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,865,871	1,424,490
Guaranteed trust principal	550,869	578,283
Factoring amounts owed to customers	371,602	335,944
Collateral accepted for derivative transactions	366,928	322,960
Miscellaneous payables	296,690	249,487
Unearned income	141,967	146,536
Matured debentures	115,933	150,241
Accrued pension liability	27,060	102,392
Other	807,842	768,556
Total	¥ 4,544,762	¥ 4,078,889